SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Computed “expected” tax benefit	$ (3,238,593)	$ (3,007,284)
State taxes, net of federal benefit	1,304	(8,797)
Non-deductible items	61,842	86,955
Change in deferred tax asset valuation allowance	2,509,496	(1,351,029)
Stock-based compensation	613,167	544,640
Return-to-provision adjustments	41,316	3,662,174
Other	13,918	73,371
Income tax expense	$ 2,450	$ 30